CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of Brookfield Renewables strategy
Brookfield Renewable’s strategy during 2021, which was unchanged from 2020, was to maintain the measures set out in the following schedule as at December 31:

	Corporate		Consolidated
(MILLIONS)	2021	2020	2021	2020
Commercial paper(1)	$—	$3	$—	$3
Debt
Medium term notes(2)	2,156	2,140	2,156	2,140
Non-recourse borrowings(3)	—	—	19,352	16,006
	2,156	2,140	21,508	18,146
Deferred income tax liabilities, net(4)	—	—	6,018	5,310
Equity
Non-controlling interest	—	—	12,303	11,100
Preferred equity	613	609	613	609
Perpetual subordinated notes	592	—	592	—
Preferred limited partners’ equity(5)	881	1,028	881	1,028
Unitholders’ equity	9,607	9,030	9,607	9,030
Total capitalization	$13,849	$12,807	$51,522	$45,223
Debt-to-total capitalization	16%	17%	42%	40%
Debt-to-total capitalization (market value)(6)	8%	6%	33%	27%
(1)Draws on corporate credit facilities and commercial paper issuances are excluded from the debt-to-total capitalization ratios as they are not a permanent source of capital.
(2)Medium term notes are unsecured and guaranteed by Brookfield Renewable and excludes $7 million (2020: $8 million) of deferred financing fees, net of unamortized premiums.
(3)Consolidated non-recourse borrowings include $30 million (2020: $15 million) borrowed under a subscription facility of a Brookfield sponsored private fund and excludes $132 million (2020: $122 million) of deferred financing fees and $160 million (2020: $63 million) of unamortized premiums.
(4)Deferred income tax liabilities less deferred income tax assets.
(5)Subsequent to year-end, on January 31, 2021, Brookfield Renewable completed the redemption of C$72 million of Series 5 Preferred Units.
(6)Based on market values of Preferred equity, Perpetual subordinated notes, Preferred limited partners’ equity and Unitholders’ equity.